UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2013

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest for income
exempt from federal
and state taxes.

The Tax-Exempt Fund of Maryland® The Tax-Exempt Fund of Virginia® Annual Reports for the year ended July 31, 2013

The Tax-Exempt Fund of Maryland seeks a high level of current income free from regular federal and Maryland state income taxes. Additionally, the fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia seeks a high level of current income free from regular federal and Virginia state income taxes. Additionally, the fund seeks to preserve capital.

These funds are two of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in these reports, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013 (the most recent calendar quarter-end):

Class A shares		1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	–3.73%	3.65%	3.07%
	The Tax-Exempt Fund of Virginia	–4.21%	3.61%	3.01%

At net asset value	The Tax-Exempt Fund of Maryland	0.04%	4.45%	3.47%
	The Tax-Exempt Fund of Virginia	–0.50%	4.40%	3.40%

For other share class results, visit americanfunds.com.

The total annual fund operating expense ratios are 0.67% for The Tax-Exempt Fund of Maryland and 0.65% for The Tax-Exempt Fund of Virginia for Class A shares as of the prospectus dated October 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The funds’ 30-day yields for Class A shares as of August 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, were 2.23% for The Tax-Exempt Fund of Maryland and 2.19% for The Tax-Exempt Fund of Virginia. (For investors in the 48.47% Maryland tax bracket and the 46.65% Virginia tax bracket, this is equivalent to taxable yields of 4.33% for The Tax-Exempt Fund of Maryland and 4.10% for The Tax-Exempt Fund of Virginia.) The funds’ 12-month distribution rates for Class A shares as of that date were 3.16% and 3.07%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Each fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Cover: The vegetable gardens at Monticello, Thomas Jefferson’s plantation home in Charlottesville, Virginia.

Contents

1	Letter to investors

Fund reviews

4	The Tax-Exempt Fund of Maryland
5	The Tax-Exempt Fund of Virginia

Summary investment portfolios

6	The Tax-Exempt Fund of Maryland
13	The Tax-Exempt Fund of Virginia

Financial statements

11	The Tax-Exempt Fund of Maryland
18	The Tax-Exempt Fund of Virginia
34	Board of trustees and other officers

Fellow investors:

The municipal bond market enjoyed relative strength during much of the fiscal year. However, the period closed with a broad selloff that began in May, triggered by signs of a stronger economy, rising U.S. Treasury yields and indications from the Federal Reserve that it might begin to reduce its bond purchase program.

For the 12 months ended July 31, 2013, the Barclays Municipal Bond Index, a broad measure of the investment-grade tax-exempt bond market, recorded a loss of 2.19%. By way of comparison, the Barclays U.S. Aggregate Bond Index, a broad measure of the investment-grade taxable fixed-income market, declined 1.91%.

In general, shorter duration municipal bonds fared better than longer duration issues. Although below-investment-grade securities (those rated Ba/BB and below) sustained sharp declines in the final two months of the period, overall returns for these higher yielding bonds were generally positive. The Barclays High Yield Municipal Bond Index gained 0.80% during the fiscal year. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

For the year ended July 31, 2013, The Tax-Exempt Fund of Maryland (the “Maryland fund”) and The Tax-Exempt Fund of Virginia (the “Virginia fund,” and, together with the Maryland fund, “the funds”) had total returns of –1.73% and –2.70%, respectively, with all dividends reinvested, which compared favorably to their peer group averages. The Maryland fund distributed tax-free income dividends of approximately 51 cents a share, and the Virginia fund approximately 52 cents a share. Neither fund made capital gain distributions.

During the period, the Maryland fund’s tax-exempt income return, with dividends reinvested, was 3.13%, which is equivalent to a 6.07% taxable return if you are in the highest combined federal, state and local tax bracket of 48.47%. If you took your dividends in cash, your income return was 3.08%, the equivalent of a 5.98% taxable income return.

For the same period, the Virginia fund’s tax-exempt income return, with dividends reinvested, was 3.01%, which is equivalent to a 5.64% taxable return if you are in the highest combined federal and state tax bracket of 46.65%. If you took your dividends in cash, your income return was 2.97%, the equivalent of a 5.57% taxable income return.

The table below highlights the funds’ average annual total returns for Class A shares at net asset value over longer periods and compares them with their

Results at a glance

Average annual total returns for periods ended July 31, 2013, with all distributions reinvested

	1 year	5 years	10 years

The Tax-Exempt Fund of Maryland (Class A shares)	–1.73%	4.31%	3.74%
Barclays Maryland Municipal Index*	–1.65	4.67	4.34
Lipper Maryland Municipal Debt Funds Average	–3.39	4.18	3.59

The Tax-Exempt Fund of Virginia (Class A shares)	–2.70	4.23	3.72
Barclays Virginia Municipal Index*	–2.57	4.60	4.38
Lipper Virginia Municipal Debt Funds Average	–3.81	3.80	3.67

*	The market indexes are unmanaged and, therefore, have no expenses.

The American Funds Tax-Exempt Series I	1

respective indexes — the Barclays Maryland Municipal Index and the Barclays Virginia Municipal Index — and peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

Economic and market overview

Fixed-income markets experienced two distinct phases during the fiscal year. For much of the period, yields for U.S. Treasuries and many other categories of bonds remained near historic lows as investors focused on the slow pace of the economic recovery and the possible effects of automatic tax increases and across-the-board federal budget cuts. As has been the case over the past few years, enthusiasm for municipal bonds remained relatively high during these first months of the fiscal year. With the Fed holding short-term interest rates near zero, investors were drawn to the municipal market by the relatively attractive yields of some tax-exempt bonds compared to taxable securities.

However, many of these conditions reversed during the closing months of the fiscal year, creating a highly challenging and volatile period for bond investors. Housing market data indicated that home prices increased in March and April at their fastest pace since 2006, triggering greater optimism about the healing economy. During May and June, rising interest rates and indications from the Fed that it might reduce its monthly asset purchases fueled a sharp selloff in Treasuries, sending the yield on the benchmark 10-year note above 2.5%.

In a volatile three months for fixed-income securities across the board, municipal bonds suffered particularly acute declines from early May through the end of July, reflecting the relative illiquidity in the market. As investors became increasingly concerned about rising interest rates and possible Fed action, redemptions from municipal bond mutual funds spiked. Outflows exceeded $1 billion each week of June, including a record $4.5 billion the last week of the month, according to data from Lipper.

The municipal market came under further pressure in July, when Detroit filed for bankruptcy protection — the largest U.S. city ever to do so and more than twice the size of Stockton, California, which filed in 2012. It is important to point out that the circumstances leading to Detroit’s bankruptcy are particular to that city’s financial struggles and are not relevant for many of the issuers in the vast municipal bond market. However, given the size and scope of the city’s bankruptcy — its debt is estimated to be between $18 billion and $20 billion — the proceedings could contribute to heightened volatility in the short term. As such, we are paying close attention to developments, but note that the funds had no exposure to Detroit’s debt during the period.

Weakness in Puerto Rico, which has a higher per-capita debt load than any U.S. state and is barely rated investment grade, further shook the municipal bond market as spreads there widened ahead of its first offering in more than a year in August. Investors demanded a premium

2	The American Funds Tax-Exempt Series I

for the U.S. territory’s electric utility bonds, with tax-free yields of more than 7%. The funds have a limited exposure to Puerto Rico, benefiting relative results.

Maryland and Virginia economies

The economies of Maryland and Virginia have historically benefited from the stability provided by their strong ties to the federal government in nearby Washington, D.C. However, these ties could end up hurting their economies as political pressure has increased to cut federal spending. In recent months, unemployment rates have crept higher in both states — to 7.1% in Maryland and 5.7% in Virginia by July — in a sign that spending cuts may be starting to weigh on the region’s labor market, even as the national average declined to 7.4%.

The recession and slow growth have hurt tax bases (particularly income and property taxes) in both Maryland and Virginia, but for the most part, the state governments have managed their budget problems successfully, albeit in different ways. The rating agencies continue to rank each state’s general obligation bonds AAA. Moody’s also restored its outlook to “stable” for Maryland and Virginia, both of which would have been among the handful of states facing a downgrade if the agency had cut the U.S. government’s credit rating.

The funds’ portfolios

Both funds continue to hold a very high percentage of high-quality, investment-grade bonds rated Baa/BBB or better (81.1% each for Maryland and Virginia). Compared to recent years, the funds have increased the percentage of holdings that mature in 10 years or less, while reducing holdings in longer term bonds. The average life of the funds’ holdings is 6.3 years for both Maryland and Virginia as of July 31, 2013, making them somewhat less sensitive to potential interest rate increases than they have been in the near past.

The portfolios continue to be conservatively positioned and broadly diversified among various sectors, with managers favoring revenue bonds over general obligation bonds, particularly in the area of infrastructure. Those bonds with higher yields tended to do better during the fiscal year, which benefited the Maryland fund more than the Virginia fund. The shorter duration of the portfolios also has been additive to relative results, with portfolio managers raising cash and selling many longer dated bonds in anticipation of the weaker market conditions.

Looking ahead

As the economy continues to strengthen, we have remained alert to the potential impact of rising interest rates and possible Fed action, but we remind investors that these developments will likely take some time. With this in mind, we have worked hard to position the funds relatively conservatively for a weaker market, carefully seeking a balance between risk and potential reward.

We expect continued volatility in the coming months. The direction of U.S. fiscal policy remains uncertain and political gridlock could resurface as the debt ceiling deadline approaches again. That said, there are reasons for optimism. The fiscal outlook for many state and local governments is improving. What’s more, the recent selloff in the market was indiscriminate, and we are finding a number of long-term investment opportunities at what we believe are attractive prices. We continue to focus on the long term and base each of our investment decisions on in-depth research of individual bond issuers as well as economic and market conditions.

We thank you for the confidence you have placed in us, and we look forward to reporting back to you again in six months.

Sincerely,

Paul F. Roye

Vice Chairman of the Board

Brenda S. Ellerin
President

September 12, 2013

For current information about the funds, visit americanfunds.com.

The American Funds Tax-Exempt Series I	3

The Tax-Exempt Fund of Maryland

How a $10,000 investment has grown

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.
[3]	The index is unmanaged and, therefore, has no expenses.
[4]	Results at net asset value (not including sales charge), with distributions reinvested.
[5]	Results reflect fund expenses but do not reflect any sales charges.
[6]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The results shown are before taxes on fund distributions and sale of fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Tax-exempt yields vs. taxable yields			... then your	The 3.11%
			combined federal,	distribution rate
	If your taxable income is ...		state and local	is equivalent to a
	Single	Married filing jointly	tax rate is ...	taxable rate of ...
Find your estimated taxable income	$3,001 – 8,925	$3,001 – 17,850	17.16%	3.75%
in the chart to determine your	8,926 – 36,250	17,851 – 72,500	21.76	3.97
federal, state and local tax rate,*	36,251 – 87,850	72,501 – 146,400	30.96	4.50
then look in the right-hand column	87,851 – 100,000	146,401 – 150,000	33.72	4.69
to see what you would have had	100,001 – 125,000	150,001 – 175,000	33.90	4.70
to earn from a taxable investment	125,001 – 150,000	175,001 – 223,050	34.08	4.72
to equal the Maryland fund’s 3.11%	150,001 – 183,250	–	34.26	4.73
tax-free distribution rate† as of	–	223,051 – 225,000	42.14	5.38
July 31, 2013.	183,251 – 250,000	225,001 – 300,000	42.30	5.39
	250,001 – 398,350	300,001 – 398,350	42.46	5.40
	398,351 – 400,000	398,351 – 450,000	44.28	5.58
	over 400,000	over 450,000	48.47	6.04

*	Based on 2013 federal, 2013 state and 2013 local tax rates (state rates from 4.75% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets; maximum local tax rate of 3.20%). The combined federal, state and local tax rates are “effective” tax rates, reflecting the deductibility of applicable state and local taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013.

For the year 2013 there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.

4	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Virginia

How a $10,000 investment has grown

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.
[3]	The index is unmanaged and, therefore, has no expenses.
[4]	Results at net asset value (not including sales charge), with distributions reinvested.
[5]	Results reflect fund expenses but do not reflect any sales charges.
[6]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The results shown are before taxes on fund distributions and sale of fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Tax-exempt yields vs. taxable yields			... then your	The 3.03%
			combined federal,	distribution rate
	If your taxable income is ...		and state	is equivalent to a
	Single	Married filing jointly	tax rate is ...	taxable rate of ...
Find your estimated taxable income	$3,001 – 5,000	$3,001 – 5,000	12.70%	3.47%
in the chart to determine your	5,001 – 8,925	5,001 – 17,000	14.50	3.54
federal and state tax rate,* then look	–	17,001 – 17,850	15.18	3.57
in the right-hand column to see	8,926 – 17,000	–	19.25	3.75
what you would have had to earn	17,001 – 36,250	17,851 – 72,500	19.89	3.78
from a taxable investment to equal	36,251 – 87,850	72,501 – 146,400	29.31	4.29
the Virginia fund’s 3.03% tax-free	87,851 – 183,250	146,401 – 223,050	32.14	4.47
distribution rate† as of July 31, 2013.	183,251 – 398,350	223,051 – 398,350	40.43	5.09
	398,351 – 400,000	398,351 – 450,000	42.32	5.25
	over 400,000	over 450,000	46.65	5.68

*	Based on 2013 federal and 2013 state tax rates (state rates from 3.00% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The combined federal and state tax rates are “effective” tax rates, reflecting the deductibility of applicable state taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013.

For the year 2013 there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.

The American Funds Tax-Exempt Series I	5

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2013

Quality ratings*	Percent of net assets

Maturity diversification†	Percent of net assets
Under a year	15.3%
1 to 5 years	39.1
5+ to 10 years	30.6
10+ to 20 years	10.8
20+ to 30 years	4.2
Average life 6.3 years

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds, notes & other debt instruments 89.92%	Principal amount (000)	Value (000)	Percent of net assets
Maryland 82.73%

State issuers 43.98%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	$1,170	$1,227
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	615	645
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,019	1.33%
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	1,650	1,733
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,043
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,287	1.52
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	721
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	255
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,091
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	965
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,050
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,041	3.04
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,017
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,437

6	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	$2,930	$2,763
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	265
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	414
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	362
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	670	1.49%
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	319
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	157
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	234
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,303
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,525
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,486	3.81
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,680
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,311
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,511	1.15
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,480
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,341	.67
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	754
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,146
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	481
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	974	2.38
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,924
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,015
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,000	1,002
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,946	2.78
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,662
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2011, 5.00% 2031	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A,5.00% 2032	4,000	4,056
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,008	1.45
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,334
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,060	1.19
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,750
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,985
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	998	1.24
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,335
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,556
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,046	1.03

The American Funds Tax-Exempt Series I	7

The Tax-Exempt Fund of Maryland

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	$1,065	$1,090
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	912	1.56%
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,436
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,314
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,627
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,138	2.59
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,788
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,168
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,272
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,169
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,085	2.62
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,633
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,531	2.16
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,180
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,396
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,766
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,545
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,157	3.45
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,151
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,022
Other securities		29,773	8.52
		153,443	43.98

City & county issuers 38.75%
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,756
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	562
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,661	2.26
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,190
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,259
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,456
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,327	.67
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2011, 5.00% 2028	3,000	3,331
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,562	1.73
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,128
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,704
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,006	1.35
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,669
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-B, 5.00% 2023	1,000	1,153	1.10
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,617
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,230	1.70
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,074
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,240	.93
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,347
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,170	1.01
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,640
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,086	2.22
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	3,037

8	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	$1,000	$1,012
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,170	3,059	1.70%
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,878
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,481	1.00
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,517	1.01
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,675
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,018
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	765	1.94
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,328
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	4,000	4,209
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	1,000	1,110	1.63
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	355	365
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,544
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2021	2,000	2,374	2.04
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,202
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,251
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,591	1.84
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,593
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,298	.66
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,060
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,424	1.86
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	775
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,722	1.16
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,564
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,284	.94
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,620
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,782	1.26
Other securities		30,493	8.74
		135,199	38.75

District of Columbia 1.27%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,261
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,174	1.27
		4,435	1.27

Puerto Rico 3.42%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,069	.88
Other securities		8,872	2.54
		11,941	3.42

Other U. S. territories 2.50%
Other securities		8,729	2.50

Total bonds, notes & other debt instruments (cost: $309,007,000)		313,747	89.92

The American Funds Tax-Exempt Series I	9

The Tax-Exempt Fund of Maryland

Short-term securities 8.94%	Principal amount (000)	Value (000)	Percent of net assets
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-A, Wachovia LOC, 0.06% 2034[1]	$1,050	$1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.04% 2041[1]	12,300	12,300	3.83%
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B, JPMorgan Chase LOC, 0.05% 2035[1]	5,300	5,300	1.52
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.05% 2026[1]	2,925	2,925
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.05% 2026[1]	8,105	8,105	3.16
Other securities		1,500	.43

Total short-term securities (cost: $31,180,000)		31,180	8.94
Total investment securities (cost: $340,187,000)		344,927	98.86
Other assets less liabilities		3,996	1.14

Net assets		$348,923	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax

Auth. = Authority

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Ref. = Refunding

Rev. = Revenue

See Notes to Financial Statements

10	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland

Financial statements

Statements of assets and liabilities
at July 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $340,187)			$344,927
Cash			1,082
Receivables for:
Sales of investments	$1,485
Sales of fund’s shares	132
Interest	2,993		4,610
			350,619
Liabilities:
Payables for:
Repurchases of fund’s shares	1,237
Dividends on fund’s shares	134
Investment advisory services	57
Business management services	45
Services provided by related parties	149
Trustees’ deferred compensation	74
Other	—	*	1,696
Net assets at July 31, 2013			$348,923

Net assets consist of:
Capital paid in on shares of beneficial interest			$347,733
Undistributed net investment income			101
Accumulated net realized loss			(3,651)
Net unrealized appreciation			4,740
Net assets at July 31, 2013			$348,923

(dollars and shares in thousands, except per share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (22,187 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$274,041	17,425	$15.73
Class B	1,410	90	15.73
Class C	39,303	2,499	15.73
Class F-1	16,895	1,074	15.73
Class F-2	17,274	1,099	15.73

*	Amount less than one thousand.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	11

The Tax-Exempt Fund of Maryland

Financial statements

Statements of operations
for the year ended July 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest			$14,418

Fees and expenses*:
Investment advisory services	$724
Business management services	566
Distribution services	1,237
Transfer agent services	159
Administrative services	70
Reports to shareholders	21
Registration statement and prospectus	15
Trustees’ compensation	37
Auditing and legal	53
Custodian	1
Federal and state income taxes	2
Other state and local taxes	—	†
Other	18		2,903
Net investment income			11,515

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments			1,623
Net unrealized depreciation on investments			(19,768)
Net realized gain and unrealized depreciation on investments			(18,145)

Net decrease in net assets resulting from operations			$(6,630)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets
	(dollars in thousands)

	Year ended July 31
	2013	2012
Operations:
Net investment income	$11,515	$11,682
Net realized gain on investments	1,623	76
Net unrealized (depreciation) appreciation on investments	(19,768)	20,621
Net (decrease) increase in net assets resulting from operations	(6,630)	32,379

Dividends paid or accrued to shareholders from net investment income	(11,493)	(11,629)

Net capital share transactions	(16,326)	22,488

Total (decrease) increase in net assets	(34,449)	43,238

Net assets:
Beginning of year	383,372	340,134
End of year (including undistributed net investment income: $101 and $291, respectively)	$348,923	$383,372

See Notes to Financial Statements

12	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2013

Quality ratings*	Percent of net assets

Maturity diversification†	Percent of net assets
Under a year	15.7%
1 to 5 years	29.9
5+ to 10 years	43.5
10+ to 20 years	7.0
20+ to 30 years	2.5
30+ years	1.4
Average life 6.3 years

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds, notes & other debt instruments 88.98%	Principal amount (000)	Value (000)	Percent of net assets
Virginia 77.72%

State issuers 29.28%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$2,366	.49%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,068
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023	2,000	2,310	1.43
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,502
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,673	.56
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	2,960	.61
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	1,000	1,095
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,793
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,140	3.11
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,249
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2033	1,295	1,365
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,358
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,154
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	996
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,044	1.93
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,093
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,024
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,091
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,333
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,185	2.25
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,915
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,342

The American Funds Tax-Exempt Series I	13

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	$15	$16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,033
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,162
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,162	2.56%
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,185
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	938
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,175
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,305
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	3,004
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,877	1.22
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,629
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,961
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,640	1.43
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,639
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,636
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	987	1.75
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,486
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,070
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,195
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,510	1,528
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,368
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,680
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,084	2.07
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,142
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,121
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	2,500	2,324	.48
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,159
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,096	1.11
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,090
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,391	.50
Other securities		37,509	7.78
		141,105	29.28

City & county issuers 48.44%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,391	.70
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,710
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,280
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,989	1.86
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,998
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	423
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,438	1.42
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,509
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,190	1,299	1.42
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,035

14	The American Funds Tax-Exempt Series I

	Principal amount (000)	Value (000)	Percent of net assets
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024 (preref. 2015)	$3,000	$3,201	.66%
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,738	.57
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,144	.86
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,462	.51
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,654
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,290	1.04
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	2,000	2,060
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,018
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,077
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,183
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), , Series 2009-C 5.00% 2025	1,500	1,612	2.27
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,870
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,153
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,758	.78
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,464
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,176
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,205
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,808	1.85
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,147
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,112
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	612
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,215
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,118	1.88
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,100
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,024
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,246
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,500	2.14
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,551
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,289	.68
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	2,963	.62
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,526	.73
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,038
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,075	1.99
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,478

The American Funds Tax-Exempt Series I	15

The Tax-Exempt Fund of Virginia

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	$1,750	$1,821
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,188	1.28%
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,137
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,333	.69
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,361	.49
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,469	.72
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	539
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,027	1.18
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,109
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,885
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,110
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,243
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,868	1.06
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,422	.50
Other securities		98,996	20.54
		233,447	48.44

District of Columbia 5.92%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	901
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,550	1.99
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,055
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,068
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,908
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,043
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,084	2.82
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,004
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,190
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,065
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,190
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,015
Other securities		5,364	1.11
		28,556	5.92

U.S. territories 5.34%
Other securities		25,745	5.34

Total bonds, notes & other debt instruments (cost: $422,463,000)		428,853	88.98

16	The American Funds Tax-Exempt Series I

Short-term securities 8.73%	Principal amount (000)	Value (000)	Percent of net assets
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.05% 2035[2]	$1,100	$1,100	.23%
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.04% 2036[2]	13,900	13,900	2.88
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.04% 2026[2]	6,365	6,365
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.04% 2026[2]	10,340	10,340	3.46
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.05% 2026[2]	6,150	6,150	1.28
Other securities		4,240	.88

Total short-term securities (cost: $42,095,000)		42,095	8.73
Total investment securities (cost: $464,558,000)		470,948	97.71
Other assets less liabilities		11,030	2.29

Net assets		$481,978	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	17

The Tax-Exempt Fund of Virginia

Financial statements

Statements of assets and liabilities at July 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $464,558)			$470,948
Cash			5,667
Receivables for:
Sales of investments	$1,126
Sales of fund’s shares	1,052
Interest	5,221		7,399
			484,014
Liabilities:
Payables for:
Repurchases of fund’s shares	1,492
Dividends on fund’s shares	134
Investment advisory services	77
Business management services	60
Services provided by related parties	199
Trustees’ deferred compensation	74
Other	—	*	2,036
Net assets at July 31, 2013			$481,978

Net assets consist of:
Capital paid in on shares of beneficial interest			$475,854
Undistributed net investment income			255
Accumulated net realized loss			(521)
Net unrealized appreciation			6,390
Net assets at July 31, 2013			$481,978

(dollars and shares in thousands, except per share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (29,262 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$375,493	22,797	$16.47
Class B	1,754	106	16.47
Class C	38,437	2,334	16.47
Class F-1	37,072	2,251	16.47
Class F-2	29,222	1,774	16.47

*	Amount less than one thousand.

See Notes to Financial Statements

18	The American Funds Tax-Exempt Series I

Statements of operations for the year ended July 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest			$18,945

Fees and expenses*:
Investment advisory services	$963
Business management services	751
Distribution services	1,567
Transfer agent services	226
Administrative services	96
Reports to shareholders	24
Registration statement and prospectus	14
Trustees’ compensation	37
Auditing and legal	54
Custodian	1
Other state and local taxes	—	†
Other	18		3,751
Net investment income			15,194

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments			(251)
Net unrealized depreciation on investments			(29,032)
Net realized loss and unrealized depreciation on investments			(29,283)

Net decrease in net assets resulting from operations			$(14,089)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended July 31
	2013	2012
Operations:
Net investment income	$15,194	$15,015
Net realized (loss) gain on investments	(251)	19
Net unrealized (depreciation) appreciation on investments	(29,032)	26,307
Net (decrease) increase in net assets resulting from operations	(14,089)	41,341

Dividends paid or accrued to shareholders from net investment income	(15,177)	(14,998)

Net capital share transactions	7,315	47,685

Total (decrease) increase in net assets	(21,951)	74,028

Net assets:
Beginning of year	503,929	429,901
End of year (including undistributed net investment income: $255 and $247, respectively)	$481,978	$503,929

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	19

Notes to financial statements

1. Organization

The American Funds Tax-Exempt Series I (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland (the “Maryland fund”) and The Tax-Exempt Fund of Virginia (the “Virginia fund”, and, together with the Maryland fund, the “funds”). Each fund seeks a high level of current income exempt from regular federal and its respective state income taxes. Additionally, each fund seeks to preserve capital.

Each fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are available only to limited categories of investors. The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*	Class B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the funds’ net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

20	The American Funds Tax-Exempt Series I

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2013, all of the investment securities held by each fund were classified as Level 2.

The American Funds Tax-Exempt Series I	21

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia — Because the funds invest primarily in securities of issuers in the state of Maryland or Virginia, the funds are more susceptible to factors adversely affecting issuers of the respective state’s securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the funds may be adversely impacted.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/ or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

22	The American Funds Tax-Exempt Series I

As of and during the period ended July 31, 2013, neither fund had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither fund incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2013, the Maryland fund reclassified $155,000 from undistributed net investment income to accumulated net realized loss and $57,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The Virginia fund reclassified $9,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The Virginia fund also utilized capital loss carryforward of $212,000.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of July 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Maryland fund

Undistributed tax-exempt income		$134
Capital loss carryforward*:
Expiring 2018	$(2,271)
Expiring 2019	(73)	(2,344)
Post-October capital loss deferral†		(1,190)
Gross unrealized appreciation on investment securities		11,232
Gross unrealized depreciation on investment securities		(6,434)
Net unrealized appreciation on investment securities		4,798
Cost of investment securities		340,129

*	Reflects the utilization of capital loss carryforward of $2,958,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Virginia fund

Undistributed tax-exempt income	$135
Post-October capital loss deferral*	(485)
Gross unrealized appreciation on investment securities	16,809
Gross unrealized depreciation on investment securities	(10,126)
Net unrealized appreciation on investment securities	6,683
Cost of investment securities	464,265

*	This deferral is considered incurred in the subsequent year.

The American Funds Tax-Exempt Series I	23

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

Maryland fund

	Year ended July 31
Share class	2013	2012
Class A	$9,319	$9,555
Class B	43	69
Class C	971	974
Class F-1	554	557
Class F-2	606	474
Total	$11,493	$11,629

Virginia fund

	Year ended July 31
Share class	2013	2012
Class A	$12,159	$12,120
Class B	55	84
Class C	950	1,006
Class F-1	1,099	1,044
Class F-2	914	744
Total	$15,177	$14,998

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. Effective December 21, 2012, CRMC acquired Washington Management Corporation (“WMC”), the funds’ business manager. CRMC, AFD, AFS and WMC are considered related parties to the funds.

Investment advisory services — Each fund has an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each fund’s daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each fund’s monthly income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2013, the investment advisory services fee was $724,000 and $963,000, which was equivalent to an annualized rate of 0.189% and 0.185% of average daily net assets for the Maryland and Virginia funds, respectively.

Business management services — Each fund has a business management agreement with WMC. Under this agreement, WMC provides services necessary to carry on the funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the funds’ contractual service providers, including custodian operations, shareholder services and fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2013, the business management services fee was $566,000 and $751,000, which was equivalent to an annualized rate of 0.148% and 0.144% of average daily net assets for the Maryland and Virginia funds, respectively. Through December 21, 2012, WMC paid the Maryland and Virginia funds’ investment adviser $434,000 for performing various fund accounting services for the funds and for Washington Mutual Investors Fund, another CRMC-advised registered investment company. Through December 21, 2012, Johnston, Lemon & Co. Incorporated (“JLC”), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (former parent of WMC), earned $10,000 and $12,000 on its retail sales of shares and payments under the distribution plans of the Maryland and Virginia funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the funds.

24	The American Funds Tax-Exempt Series I

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with plan limits of 0.25% for Class A shares and 1.00% for Class B and C shares. For Class F-1 shares, each fund’s plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of each fund’s average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2013, unreimbursed expenses subject to reimbursement totaled $109,000 for the Maryland fund and $200,000 for the Virginia fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares of each fund pay an annual fee of 0.01% and Class C and F shares of each fund pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2013, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Maryland fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$752	$98	$30
Class B	18	1	Not applicable
Class C	420	14	21
Class F-1	47	26	10
Class F-2	Not applicable	20	9
Total class-specific expenses	$1,237	$159	$70

Virginia fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$1,016	$127	$41
Class B	24	1	Not applicable
Class C	431	14	21
Class F-1	96	50	19
Class F-2	Not applicable	34	15
Total class-specific expenses	$1,567	$226	$96

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation of $37,000 each for the Maryland fund and the Virginia fund, shown on the accompanying financial statements, includes $34,000 in current fees for each fund (either paid in cash or deferred) and a net increase of $3,000 for each fund in the value of the deferred amounts.

The American Funds Tax-Exempt Series I	25

Affiliated officers and trustees – Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD, AFS, WMC or JLC. No affiliated officers or trustees received any compensation directly from the funds.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Maryland fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$33,275	2,019	$8,426	514	$(57,118)	(3,499)	$(15,417)	(966)
Class B	44	3	38	2	(765)	(46)	(683)	(41)
Class C	8,644	524	839	51	(9,380)	(573)	103	2
Class F-1	5,818	353	537	33	(8,259)	(503)	(1,904)	(117)
Class F-2	9,068	548	555	34	(8,048)	(490)	1,575	92
Total net increase (decrease)	$56,849	3,447	$10,395	634	$(83,570)	(5,111)	$(16,326)	(1,030)

Year ended July 31, 2012

Class A	$45,003	2,789	$8,460	524	$(37,453)	(2,319)	$16,010	994
Class B	169	10	61	4	(1,615)	(101)	(1,385)	(87)
Class C	5,310	329	807	50	(4,150)	(257)	1,967	122
Class F-1	4,810	296	553	34	(3,073)	(190)	2,290	140
Class F-2	4,357	268	448	27	(1,199)	(74)	3,606	221
Total net increase (decrease)	$59,649	3,692	$10,329	639	$(47,490)	(2,941)	$22,488	1,390

Virginia fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$71,888	4,137	$11,069	640	$(77,975)	(4,539)	$4,982	238
Class B	25	1	49	3	(1,105)	(64)	(1,031)	(60)
Class C	9,535	549	859	50	(12,649)	(737)	(2,255)	(138)
Class F-1	12,577	724	1,080	63	(12,686)	(728)	971	59
Class F-2	11,842	684	851	49	(8,045)	(466)	4,648	267
Total net increase (decrease)	$105,867	6,095	$13,908	805	$(112,460)	(6,534)	$7,315	366

Year ended July 31, 2012

Class A	$66,123	3,884	$10,826	635	$(47,764)	(2,811)	$29,185	1,708
Class B	202	12	72	4	(1,224)	(72)	(950)	(56)
Class C	8,495	499	888	52	(6,983)	(410)	2,400	141
Class F-1	12,133	712	1,037	61	(4,661)	(274)	8,509	499
Class F-2	11,751	691	697	41	(3,907)	(229)	8,541	503
Total net increase (decrease)	$98,704	5,798	$13,520	793	$(64,539)	(3,796)	$47,685	2,795

*	Includes exchanges between share classes of the fund.

8. Investment transactions

The Maryland fund and Virginia fund made purchases of investment securities of $47,254,000 and $72,829,000 and sales of investment securities of $74,081,000 and $85,799,000, respectively, during the year ended July 31, 2013. Short-term securities and U.S. government obligations, if any, were excluded.

26	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$16.51	$.51	$(.78)	$(.27)	$(.51)	$15.73	(1.73)%	$274	.67%	.67%	3.10%
Year ended 7/31/2012	15.58	.53	.93	1.46	(.53)	16.51	9.51	304	.67	.67	3.30
Year ended 7/31/2011	15.74	.55	(.16)	.39	(.55)	15.58	2.54	271	.67	.67	3.55
Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313	.67	.67	3.56
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281	.70	.68	4.00
Class B:
Year ended 7/31/2013	16.51	.39	(.78)	(.39)	(.39)	15.73	(2.45)	2	1.41	1.41	2.36
Year ended 7/31/2012	15.58	.41	.93	1.34	(.41)	16.51	8.71	2	1.40	1.40	2.59
Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	1.42	2.80
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
Class C:
Year ended 7/31/2013	16.51	.38	(.78)	(.40)	(.38)	15.73	(2.50)	39	1.46	1.46	2.31
Year ended 7/31/2012	15.58	.40	.93	1.33	(.40)	16.51	8.64	41	1.46	1.46	2.51
Year ended 7/31/2011	15.74	.42	(.16)	.26	(.42)	15.58	1.74	37	1.47	1.47	2.75
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
Class F-1:
Year ended 7/31/2013	16.51	.48	(.78)	(.30)	(.48)	15.73	(1.88)	17	.82	.82	2.96
Year ended 7/31/2012	15.58	.51	.93	1.44	(.51)	16.51	9.40	20	.76	.76	3.20
Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16	.77	.77	3.44
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21	.76	.76	3.47
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21	.80	.78	3.89
Class F-2:
Year ended 7/31/2013	16.51	.53	(.78)	(.25)	(.53)	15.73	(1.59)	17	.54	.54	3.25
Year ended 7/31/2012	15.58	.56	.93	1.49	(.56)	16.51	9.70	16	.49	.49	3.47
Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12	.47	.47	3.74
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13	.48	.48	3.74
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8	.49	.49	4.03

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	7%	9%	7%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During one of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I	27

The Tax-Exempt Fund of Virginia

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$17.44	$.52	$(.97)	$(.45)	$(.52)	$16.47	(2.70)%	$376	.65%	.65%	2.99%
Year ended 7/31/2012	16.47	.56	.97	1.53	(.56)	17.44	9.42	394	.66	.66	3.29
Year ended 7/31/2011	16.65	.58	(.18)	.40	(.58)	16.47	2.47	343	.65	.65	3.53
Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391	.66	.66	3.59
Year ended 7/31/2009	15.90	.59	— [4]	.59	(.59)	15.90	3.88	347	.68	.66	3.81
Class B:
Year ended 7/31/2013	17.44	.39	(.97)	(.58)	(.39)	16.47	(3.41)	2	1.39	1.39	2.26
Year ended 7/31/2012	16.47	.43	.97	1.40	(.43)	17.44	8.62	3	1.39	1.39	2.57
Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	1.41	2.77
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
Year ended 7/31/2009	15.90	.48	— [4]	.48	(.48)	15.90	3.12	9	1.43	1.41	3.08
Class C:
Year ended 7/31/2013	17.44	.38	(.97)	(.59)	(.38)	16.47	(3.45)	38	1.44	1.44	2.21
Year ended 7/31/2012	16.47	.42	.97	1.39	(.42)	17.44	8.56	43	1.45	1.45	2.50
Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	1.45	2.74
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
Year ended 7/31/2009	15.90	.47	— [4]	.47	(.47)	15.90	3.07	31	1.47	1.46	3.00
Class F-1:
Year ended 7/31/2013	17.44	.49	(.97)	(.48)	(.49)	16.47	(2.83)	37	.79	.79	2.86
Year ended 7/31/2012	16.47	.54	.97	1.51	(.54)	17.44	9.30	38	.76	.76	3.18
Year ended 7/31/2011	16.65	.56	(.18)	.38	(.56)	16.47	2.36	28	.76	.76	3.42
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32	.75	.75	3.50
Year ended 7/31/2009	15.90	.58	— [4]	.58	(.58)	15.90	3.80	29	.76	.74	3.72
Class F-2:
Year ended 7/31/2013	17.44	.54	(.97)	(.43)	(.54)	16.47	(2.57)	29	.52	.52	3.12
Year ended 7/31/2012	16.47	.59	.97	1.56	(.59)	17.44	9.59	26	.50	.50	3.43
Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17	.49	.49	3.69
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14	.50	.50	3.74
Year ended 7/31/2009	15.90	.62	— [4]	.62	(.62)	15.90	4.05	11	.51	.51	3.86

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	15%	9%	10%	12%	10%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During one of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
[4]	Amount less than $.01.

See Notes to Financial Statements

28	The American Funds Tax-Exempt Series I

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) at July 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
September 12, 2013

The American Funds Tax-Exempt Series I	29

Expense examples	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2013, through July 31, 2013).

Actual expenses:

The first line of each share class of each fund in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class of each fund in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$967.63	$3.27	.67%
Class A — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class B — actual return	1,000.00	964.06	6.87	1.41
Class B — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C — actual return	1,000.00	963.84	7.11	1.46
Class C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 — actual return	1,000.00	966.88	4.00	.82
Class F-1 — assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-2 — actual return	1,000.00	968.24	2.64	.54
Class F-2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

The Tax-Exempt Fund of Virginia	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$960.28	$3.16	.65%
Class A — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B — actual return	1,000.00	956.81	6.74	1.39
Class B — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C — actual return	1,000.00	956.54	6.99	1.44
Class C — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 — actual return	1,000.00	959.71	3.79	.78
Class F-1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class F-2 — actual return	1,000.00	960.93	2.53	.52
Class F-2 — assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the Maryland and Virginia funds’ federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amount for its fiscal year ended July 31, 2013:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisors.

The American Funds Tax-Exempt Series I	31

Approval of Investment Advisory Agreement

The trust’s board (the “board”) has approved the trust’s Investment Advisory Agreement (the “agreement”) with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2014. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the trust’s Governance Committee (the “committee”), which is composed of all of the trust’s independent board members. The board and the committee determined that the funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed here, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements as well as the benefits to shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the funds in light of their objective of providing a high level of current income that is exempt from regular federal and state income taxes. They compared the funds’ investment results with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each fund is included) and market data such as relevant market indexes, over various periods through March 31, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results. The Board and the Committee reviewed each fund’s investment results measured against each relevant state Barclay Municipal Index and each relevant state Lipper Debt Funds Index and average. Results were mixed relative to the benchmarks and funds included in those indexes and averages. The board and the committee concluded that the funds’ investment results have been satisfactory and that CRMC’s record in managing each fund indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds to those of other relevant funds. They observed that the funds’ advisory fees and expenses generally compared favorably to other relevant funds in the Lipper Debt Funds state-specific category. The board and the committee also considered the breakpoint discounts in the funds’ advisory fee structure that reduce the level of fees charged by CRMC to the funds as each fund’s assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that the funds’ cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

32	The American Funds Tax-Exempt Series I

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure.  The board and the committee concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

The American Funds Tax-Exempt Series I	33

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the funds[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Nariman Farvardin, Ph. D., 57	2010	President, Stevens Institute of Technology; former Senior Vice President for Academic Affairs & Provost, University of Maryland	3	JPMorgan Value Opportunities Fund, Inc.
Barbara Hackman Franklin, 73	2007	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting)	3	Aetna, Inc.; JPMorgan Value Opportunities Fund, Inc.
R. Clark Hooper, 67	2005	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
James C. Miller III, Ph.D., 71	2000	Senior Advisor, Husch Blackwell LLP (economic, financial and regulatory consulting); former Chairman of the Board, The CapAnalysis Group, LLC (economic, financial and regulatory consulting) (2003-2006)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund, Inc.
William J. Shaw, 67	2011	Chairman of the Board, Marriott Vacations Worldwide Corporation; former Vice Chairman of the Board and former President and COO, Marriott International, Inc.	3	The Carlyle Group; Marriott Vacations Worldwide Corporation
J. Knox Singleton, 65 Chairman of the Board (Independent and Non-Executive)	2004	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund, Inc.

“Interested” trustees5,6

Name, age and position with funds	Year first elected a trustee or officer of the funds[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Paul F. Roye, 59 Vice Chairman of the Board	2012	Senior Vice President — Fund Business Management Group, Capital Research and Management Company; Director, American Funds Service Company[7]	12	None
Jeffrey L. Steele, 68	2002	Former President and Director, Washington Management Corporation[7]	3	JPMorgan Value Opportunities Fund, Inc.

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	The American Funds Tax-Exempt Series I

Other officers6

Name, age and position with funds	Year first elected an officer of the funds[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds

Brenda S. Ellerin, 50 President	2013	Senior Vice President — Fixed Income, Capital Research and Management Company

Michael W. Stockton, 46 Senior Vice President	1996	Vice President — Fund Business Management Group, Capital Research and Management Company

Donald H. Rolfe, 41 Vice President	2013	Chief Compliance Officer, Capital Research Company;[7] Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

Jennifer L. Butler, 47 Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Brian D. Bullard, 44 Treasurer	2013	Senior Vice President — Fund Business Management Group, Capital Research and Management Company; former Chief Accountant — Division of Investment Management, United States Securities and Exchange Commission

Vincent P. Corti, 57 Assistant Secretary	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Assistant Treasurer	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 62 Assistant Treasurer	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the trust within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the trust serve until their resignation, removal or retirement.
[3]	Includes service as a trustee or officer of the trust’s predecessor, The American Funds Tax-Exempt Series I, a Massachusetts business trust. Reflects funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM American Funds College Target Date Series;SM and funds managed by Capital Guardian Trust Company, including Capital Emerging Markets Total Opportunities Fund® and Capital Private Client Services Funds.SM
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ business manager, Washington Management Corporation, and the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

The American Funds Tax-Exempt Series I	35

Offices

Offices of the funds and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-5704

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The American Funds Tax-Exempt Series I

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2013, portfolios of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia’s investments are available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive,

Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James C. Miller III, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$89,000
2013	$89,000

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$8,000
2013	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$7,000
2013	$24,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $17,000 for fiscal year 2012 and $34,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of Maryland® Investment portfolio July 31, 2013

Bonds, notes & other debt instruments 89.92%
Maryland 82.73%	Principal amount	Value
State issuers 43.98%	(000)	(000)

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,001
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	1,300	1,302
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,170	1,227
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series I, AMT, 6.00% 2041	615	645
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,019
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,650	1,733
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,043
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,287
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	721
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	255
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	3,000	3,091
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	965
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,050
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,041
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,017
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,437
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,027
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	936
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,763
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	265
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	414
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	362
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	670
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	319
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	157
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	234
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	$2,000	$2,303
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,525
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,486
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,680
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,311
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron
Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,000	800
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron
Point of Chestertown Issue), Series 1998-B, 5.25% 2028	500	472
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions
Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	845
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated
Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,075
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated
Group Issue), Series 2012-D, 0.961% 2038 (put 2017)[1]	1,000	994
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,511
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue),
Series 2012-A, 5.00% 2037	1,500	1,480
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,341
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	754
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,146
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	481
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	974
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,924
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,015
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	1,000	1,002
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,946
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,662
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2011, 5.00% 2031	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	4,056
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 2012, 5.00% 2031	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2016	1,200	1,334
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2021	1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2036	1,750	1,750
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	2,000	1,985
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	1,000	998
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,335
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,595	1,636
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2038	$1,000	$1,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 4.00% 2034	1,000	861
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2021	800	908
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2027	400	416
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.125% 2030	1,750	1,856
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	993
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,500	1,457
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.00% 2038	1,000	812
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012A, 4.25% 2032	1,000	891
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,556
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	956
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,090
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	912
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,436
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,314
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,627
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,138
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,788
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,168
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018 (preref. 2014)	1,000	1,036
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,272
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,169
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,085
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,633
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,531
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,180
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty
Municipal insured, 5.00% 2021	3,000	3,396
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,766
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,545
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,157
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,151
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,022
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,587
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018 (preref. 2015)	$ 520	$ 560
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,848
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,424
		153,443
City & county issuers 38.75%

City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,009
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,930	1,871
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,357	1,268
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2022	500	565
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2023	225	253
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,030
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,756
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	562
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,661
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,190
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,259
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,456
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,327
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2011, 5.00% 2028	3,000	3,331
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,562
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,128
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	782
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,132
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,704
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,006
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2018	1,000	1,044
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2019	1,000	1,039
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2023	1,000	1,007
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,669
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-B, 5.00% 2023	1,000	1,153
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B,
National insured, 5.00% 2021 (preref. 2015)	1,030	1,121
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
FGIC insured, 5.00% 2024	2,275	2,617
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A,
FGIC-National insured, 5.00% 2021	1,225	1,230
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,074
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,612
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A,
FGIC-National insured, 6.00% 2015	560	594
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,240
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement
Bonds of 2009, Series B, 4.25% 2028	1,000	1,024
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,347
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,170
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,211
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	$1,500	$1,640
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,086
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	3,037
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	1,000	1,012
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	3,170	3,059
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2009-B, 6.00% 2023	1,750	1,878
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,000	1,090
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,481
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,517
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2004-A, 4.65% 2030	2,670	2,675
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	2,018
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	765
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.70% 2037	1,350	1,328
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	4,000	4,209
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds,
Series 2012-A, 5.00% 2043	1,000	1,110
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	355	365
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,146
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,544
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2021	2,000	2,374
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,202
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,251
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,591
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,593
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,000	1,001
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,570	1,572
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A,
RADIAN insured, 5.375% 2020	685	690
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A,
RADIAN insured, 6.70% 2027	1,500	1,516
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing
Apartments Project), Series 2002-A, AMT, 5.00% 2023	965	980
Prince George’s County, G.O. Consolidated Public Improvement Bonds,
Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,298
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2031	1,000	1,086
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,092
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,060
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,424
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.50% 2017	725	775
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.60% 2021	1,660	1,722
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,545	1,564

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure
Improvements), Series 2006, RADIAN insured, 5.00% 2026	$1,000	$ 1,027
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,284
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	647
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public
Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,620
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref.
Bonds of 1997, 5.75% 2017	1,510	1,782
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply
Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,084
		135,199
District of Columbia 1.27%

Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,261
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,174
		4,435
Guam 1.62%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	556
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	614
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	532
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,634
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	833
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,013
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	485
		5,667
Puerto Rico 3.42%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	2,000	1,564
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.704% 2029[1]	1,500	1,058
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	830
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	519
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	398
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,750	1,816
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	56
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,069
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	632
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	923
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	901
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	1,000	175
		11,941
Virgin Islands 0.88%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	555
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,017
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	500	490
		3,062

Total bonds, notes & other debt instruments (cost: $309,007,000)		313,747

	Principal amount	Value
Short-term securities 8.94%	(000)	(000)

Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project),
Series 2008-A, 0.04% 2043[1]	$ 500	$ 500
Econ. Dev. Corp., Rev. Bonds (Chesapeake Bay Foundation, Inc. Fac.), Series 1998,
Wells Fargo Bank LOC, 0.06% 2023[1]	1,000	1,000
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2007-A, Wachovia LOC, 0.06% 2034[1]	1,050	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.04% 2041[1]	12,300	12,300
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue,
Series 1985-A/B, JPMorgan Chase LOC, 0.05% 2035[1]	5,300	5,300
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.05% 2026[1]	2,925	2,925
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-B, 0.05% 2026[1]	8,105	8,105
Total short-term securities (cost: $31,180,000)		31,180
Total investment securities (cost: $340,187,000)		344,927
Other assets less liabilities		3,996
Net assets		$348,923

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

The Tax-Exempt Fund of Virginia® Investment portfolio July 31, 2013

Bonds, notes & other debt instruments 88.98%
Virginia 77.72%	Principal amount	Value
State issuers 29.28%	(000)	(000)

Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$2,000	$2,366
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,068
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,310
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,502
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,137
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016	685	773
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020	1,000	1,154
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028	2,500	2,673
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.375% 2021	1,000	1,166
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.75% 2034	2,500	2,960
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,116
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,401
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-A, 5.00% 2027	1,000	1,095
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2023	1,545	1,793
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2024	1,000	1,140
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,249
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2033	1,295	1,365
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,358
G.O. Bonds, Series 2006-B, 5.00% 2014	1,875	1,949
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,292
G.O. Bonds, Series 2006-B, 5.00% 2014 (escrowed to maturity)	125	130
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,009
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds
(Virginia Railway Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution),
Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,090
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution),
Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,154
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	996
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,044
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,093
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,024
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,091
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	$2,000	$2,333
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,185
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,915
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,000	2,342
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,033
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,162
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,162
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,185
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	938
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,175
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,305
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,167
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	2,000	2,310
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	3,004
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,877
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,629
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,961
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,640
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,639
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program),
Series 2011-A, 5.00% 2024	1,450	1,636
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	987
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,486
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,070
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,195
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,510	1,528
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,368
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,680
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,084
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,142
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,121
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	40
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	200	202
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	30	30
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	55	56
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	167
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,076
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	892
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	2,500	2,324
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	2,085	2,224
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,191
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	3,255	2,251
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,159
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,096
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,090
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	$1,000	$ 1,012
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A,
Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,177
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2023 (preref. 2015)	2,015	2,192
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,067
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,234
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,391
		141,105
City & county issuers 48.44%

Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project),
Series 2011, 5.00% 2022	2,955	3,391
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,958
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	957
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.85% 2027 (put 2014)	2,000	1,993
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	996
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project),
Series 2003-A, AMT, 0.85% 2023 (put 2014)	500	498
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,710
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,280
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,989
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,998
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 4.25% 2024	415	423
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 5.00% 2031	6,355	6,438
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	662
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	677
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.),
Series 2007, 5.00% 2027	1,000	1,017
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,271
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,162
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,060
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.),
Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,509
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,190	1,299
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,035
Econ. Dev. Auth. of the City of Lynchburg, Educational Facs. Rev. Bonds (Lynchburg College),
Series 2013, 5.00% 2043	500	453
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,201
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,751
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building
Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,738
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,144

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	$2,000	$2,001
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	2,000	2,022
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	2,500	2,462
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	1,500	1,654
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,290
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,060
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2035	1,000	1,018
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.25% 2026	1,000	1,077
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.50% 2035	3,000	3,183
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-C, 5.00% 2025	1,500	1,612
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,870
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,153
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,758
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,464
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,176
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,205
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,808
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,147
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,112
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.00% 2015	1,500	1,581
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.25% 2021	2,000	2,154
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group),
Series 2006, 5.25% 2025	1,000	1,021
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	1,916
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,855
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	612
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,215
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,118
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,100
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,024
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 4.00% 2022	1,145	1,053
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2042	250	216
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	985	835
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,246

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2043	$1,500	$1,500
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,551
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	595
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,834
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	595
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2027	1,000	1,007
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2035	1,850	1,803
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,023
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	866
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,289
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,159
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,131
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,170
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries
of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	2,963
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	299	299
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006,
Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,132
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds
(Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,180
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds
(Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	695
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 2012, 4.25% 2026	1,000	898
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,019
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	555
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,526
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,166
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric
and Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,038
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,075
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,478
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	478
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,110
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,821
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,188
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,137
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2020	1,755	1,965
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2029	1,155	1,195
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,333
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,437
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,233
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,256
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,219

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	$2,120	$2,361
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,040
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,069
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,130
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,210
County of Prince William, G.O. Public Improvement Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,200
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp.
of Prince William), Series 2003, 5.00% 2013 (escrowed to maturity)	1,000	1,008
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	935
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	980
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	988
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University
Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,469
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,433
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds
(Reynolds Crossing Project), Series 2007, 5.10% 2021	978	989
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,072
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	539
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,027
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,109
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,885
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,110
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,271
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,642
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,549
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	985	1,111
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	988
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,243
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,868
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,422
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,273
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,122
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,129
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,290
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,029	1,003
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,333
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,394

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	$1,300	$ 1,376
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,289
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,030
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,003
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	974
		233,447
District of Columbia 5.92%

Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	4,000	901
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital
Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,550
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,055
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,068
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,261
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,087
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT,
AMBAC insured, 5.00% 2020	1,000	1,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,908
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
National insured, 5.00% 2019	1,000	1,043
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT,
National insured, 5.25% 2017	1,000	1,084
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,004
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C,
FGIC-National insured, 5.00% 2023	1,965	2,190
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,065
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,190
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,015
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT,
FGIC-National insured, 5.125% 2029 (preref. 2013)	2,000	2,016
		28,556
Guam 1.62%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,670
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,636
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	532
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,634
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	838
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	485
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,014
		7,809

Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico 2.87%	(000)	(000)

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	$ 2,000	$ 1,880
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	782
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,049
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	830
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	519
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	398
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	202
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev.
and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,000	2,075
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,731
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	923
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,069
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,500	1,391
		13,849
Virgin Islands 0.85%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	555
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	772
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	514
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,511
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	750	735
		4,087

Total bonds, notes & other debt instruments (cost: $422,463,000)		428,853

Short-term securities 8.73%

Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.05% 2035[2]	1,100	1,100
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
Series 2006, 0.04% 2036[2]	13,900	13,900
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.04% 2026[2]	6,365	6,365
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.04% 2026[2]	10,340	10,340
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.09% 2030[2]	2,040	2,040
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project),
Series 2005-C-1, 0.05% 2026[2]	6,150	6,150
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project),
Series 1987-D, 0.06% 2016[2]	2,200	2,200
Total short-term securities (cost: $42,095,000)		42,095
Total investment securities (cost: $464,558,000)		470,948
Other assets less liabilities		11,030
Net assets		$481,978

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-070-0913O-S37642

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) as of July 31, 2013, and for the year then ended and have issued our unqualified report thereon dated September 12, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2013 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Los Angeles, California

September 12, 2013

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 30, 2013